Subsequent Events (Details Narrative) $ / shares in Units, $ in Thousands	Oct. 22, 2020 CAD ($) $ / shares shares	Oct. 22, 2020 USD ($)	Sep. 30, 2020 CAD ($)
Statement Line Items [Line Items]
Investment amount			$ 163,164
Ownership percentage			10.96%
Non-adjusting Events After Reporting Period [Member]
Statement Line Items [Line Items]
Investment amount	$ 15,000
Number of common shares owned | shares	100,000
Ownership percentage	11.01%	11.01%
Non-adjusting Events After Reporting Period [Member] | Premium Nickel Resources [Member]
Statement Line Items [Line Items]
Number of units subscribed | shares	100,000
Share price | $ / shares	$ 0.15
Investment amount	$ 15,000
Number of common shares owned | shares	7,057,711
Ownership percentage	11.01%	11.01%
Warrant term	5 years
Warrant to purchase additional shares percentage	15.00%
Warrant to purchase additional shares, value		$ 10,000